Related Party Transactions (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Other Receivables, Net, Current	$ 148	$ 342
Other Liabilities, Current	$ 692	723
Broker fee commission percentage	1.00%
Broker fee commission	$ 9,776
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	5
Management fees	$ 23,817	21,804	$ 19,086
Other Receivables, Net, Current	148	342
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	0	0	981
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	8,689	8,610	$ 7,995
Other Liabilities, Current	$ 692	$ 723